Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
ASSETS
Intangible assets	€ 1,372	€ 842	€ 585
Property, plant and equipment	22,715	14,700	9,908
Financial assets	2,112	918	200
Non-financial assets	153	96	68
Non-current assets	26,352	16,556	10,761
Other financial assets	50,676	4	20
Non-financial assets	5,774	1,722	1,820
Cash and cash equivalents	102,144	59,571	47,139
Current assets	158,594	61,297	48,979
Total Assets	184,946	77,853	59,740
EQUITY AND LIABILITIES
Subscribed capital	69	54	54
Share premium	253,815	89,660	89,660
Other capital reserves	110,055	3,981
Treasury Shares	0
Accumulated loss	(306,098)	(117,672)	(54,192)
Accumulated other comprehensive income (loss)	(119)	(111)
Equity	57,722	(24,088)	35,522
Other non-current financial liabilities	27	0
Lease liabilities	9,505	7,629	6,331
Share-based payment liability	6,948	21,083	13,203
Provisions	411	289	85
Non-current liabilities	9,943	29,001	19,619
Other current financial liabilities	21	25	37
Lease liabilities	1,613	1,086	705
Provisions	80
Income tax payable	43	86	29
Convertible loans	99,235	66,353
Trade and other payables	11,092	2,795	2,651
Other non-financial liabilities	5,197	2,595	1,177
Current liabilities	117,281	72,940	4,599
Total Equity and Liabilities	€ 184,946	€ 77,853	€ 59,740